Debt - Narrative (Details)			1 Months Ended					5 Months Ended	12 Months Ended			18 Months Ended
	Oct. 31, 2024	Dec. 18, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) installment vessel	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) vessel	Jun. 30, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 17, 2023 USD ($)
Debt Instrument [Line Items]
Long-term debt									$ 713,887,000	$ 439,496,000		$ 713,887,000
Sale and leaseback facility
Debt Instrument [Line Items]
Deferred finance charges									2,300,000	7,400,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term							7 years
Sale leaseback transaction, purchase option, year three							$ 56,900,000
Sale leaseback transaction, purchase option, after year seven							47,200,000
Sale leaseback transaction, cash penalty							25,000,000
Proceeds from issuance of long-term debt										200,000,000	$ 54,300,000
Long-term debt									236,200,000	246,100,000		$ 236,200,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required							$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third And Fourth Installments
Debt Instrument [Line Items]
Fixed interest rate							5.00%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installments, percentage				90.00%
Sale leaseback transaction, number of quarterly installments | installment				12
Debt instrument, credit adjustment spread												0.26161%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | London Inter-Bank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate (as a percent)								4.50%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Variable rate (as a percent)												4.50%
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term						7 years
Sale leaseback transaction, purchase option, year three						$ 56,000,000
Sale leaseback transaction, purchase option, after year seven						$ 46,000,000
Proceeds from issuance of long-term debt									196,900,000	160,600,000	20,500,000
Long-term debt									368,600,000	180,200,000		$ 368,600,000
Sale leaseback transaction, cash balances required, newbuilding delivery period						180 days
Sale leaseback transaction, cash balances required, period						3 months
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels And Equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value									436,000,000	146,500,000		436,000,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Newbuildings
Debt Instrument [Line Items]
Sale leaseback transaction, net book value										87,700,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required						$ 1,500,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Maximum
Debt Instrument [Line Items]
Debt instrument, financing amount, percentage of newbuilding contract price						90.00%
Debt instrument, financing amount						$ 63,000,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third And Fourth Installments
Debt Instrument [Line Items]
Fixed interest rate						5.00%
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term					7 years
Sale leaseback transaction, purchase option, year three					$ 56,000,000
Sale leaseback transaction, purchase option, after year seven					$ 46,000,000
Proceeds from issuance of long-term debt									98,600,000	27,400,000
Long-term debt									123,100,000	27,400,000		123,100,000
Sale leaseback transaction, cash balances required, newbuilding delivery period					180 days
Sale leaseback transaction, cash balances required, period					3 months
Sale leaseback transaction, average daily bareboat rate									16,567			16,567
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required					$ 1,500,000						$ 1,500,000
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Debt Instrument [Line Items]
Facility, amount available to drawdown		$ 10,000,000							10,000,000			10,000,000	$ 15,000,000
Drew Holdings Limited - Revolving credit facility | Line of credit | Secured Overnight Financing Rate (SOFR) | Related party
Debt Instrument [Line Items]
Variable rate (as a percent)	6.50%	8.00%
DNB unsecured bridge facility | Bridge loan
Debt Instrument [Line Items]
Facility, amount available to drawdown			$ 15,000,000
Proceeds from short-term debt			$ 7,500,000
DNB unsecured bridge facility | Secured Overnight Financing Rate (SOFR) | Bridge loan
Debt Instrument [Line Items]
Variable rate (as a percent)			6.00%
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Debt Instrument [Line Items]
Sale leaseback transaction, number of vessels | vessel				4			4
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels And Equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value									272,400,000	$ 282,100,000		272,400,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment							$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment							$ 6,800,000
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc | AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment				$ 2,200,000
Sale leaseback transaction, quarterly installment payment				$ 180,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Third installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment						$ 6,800,000
Mount Matterhorn, Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Fourth installment
Debt Instrument [Line Items]
Sale leaseback transaction, installment						$ 6,900,000
Mount Hua And Mount Bandeira | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Vessels And Equipment
Debt Instrument [Line Items]
Sale leaseback transaction, net book value									144,500,000			144,500,000
Mount Matterhorn, Mount Neblina, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and leaseback facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required									9,300,000			9,300,000
Mount Bandeira and Mount Hua | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required									$ 3,000,000			$ 3,000,000